Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries

As of June 30, 2026, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:

	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary		Principal
Name	establishment	Directly	Indirectly	share capital		activities
Jianzhi Education Group Company Limited	British Virgin Islands (“BVI”), limited liability company March 20, 2018	100%	—	USD	1	Investment holding
Jianzhi Education Technology (HK) Company Limited (“Jianzhi HK”)	Hong Kong, limited liability company April 3, 2018	—	100% owned by Jianzhi Education (BVI)	HKD	1	Investment holding
Jianzhi Inc.	USA, limited liability company November 2 2022	—	100% owned by Jianzhi Education (BVI)	USD	1	Investment holding
HongKong Sentu Education Technology Ltd. (“Sentu HK”)	Hong Kong, November 14, 2016	—	100% owned by Jianzhi Education (HK)	HKD	10,000,000	Provision of training service
Jianzhi Century Technology (Beijing) Co., Ltd.	PRC, April 17, 2018	—	100% owned by Jianzhi Education (HK)	HKD	10,000,000	Provision of technical and management consultancy services
Beijing Sentu Lejiao Information Technology Co., Ltd (“Sentu Lejiao”)	PRC, June 13, 2016	—	100% owned by Jianzhi Beijing	RMB	10,000,000	Provision of IT related solution service
Sentu Shuzhi Technology (Beijing) Co., Ltd (“Sentu Shuzhi”)	PRC, June 2, 2021	—	100% owned by Sentu Lejiao	RMB	10,000,000	Provision of IT related solution service
Beijing Sentu Education Technology Co., Ltd. (“Beijing Sentu”)	PRC, May 27, 2011	—	Contractual arrangements	RMB	26,100,000	Provision of educational content and IT related solution services
Shanghai Ang’you Internet Technology Co., Ltd.	PRC, January 11, 2016	—	51.2% owned by Beijing Sentu	RMB	10,500,000	Provision of mobile media services and educational content
Guangzhou Xingzhiqiao Information Technology Co., Ltd.	PRC, May 6, 2011	—	100% owned by Beijing Sentu	RMB	1,000,000	Provision of mobile media services
Guangzhou Lianhe Education Technology Co., Ltd	PRC, September 28, 2016	—	100% owned by Guangzhou Xingzhiqiao	RMB	300,000	Provision of mobile media services and educational content
Wuhan Crossboarder Information Co., Ltd.	PRC, December 2, 2022	—	51% owned by Sentu Guoxin	RMB	1,000,000	Provision of technology, education consultancy (excluding agent services) services

Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries

The carrying amounts of the assets, liabilities and the results of operations of the VIE and VIE’s subsidiaries included in the Company’s unaudited condensed consolidated balance sheets and statements of operations and comprehensive loss, which are prepared before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and the Company and its subsidiaries, are as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Assets
Current assets:
Cash	5,993,098	608,751
Accounts receivable, net	20,252,220	2,560,207
Short-term prepayments	74,863	53,485
Short-term investments	4,596,952	4,592,800
Prepaid expenses and other current assets	3,811,815	9,610,909
Amount due from the Company and its subsidiaries*	28,182,432	26,394,688
Total current assets	62,911,380	43,820,840

Non-current assets:
Right-of-use assets, net	475,738	229,904
Deferred tax assets, net	159,497	159,497
Property and equipment, net	113,998	91,531
Total non-current assets	749,233	480,932
Total assets	63,660,613	44,301,772

Liabilities
Current liabilities:
Accounts payable	21,800,379	4,844,778
Contract liabilities	5,174,606	3,023,995
Salary and welfare payable	643,347	671,365
Income taxes payable	5,446,060	5,114,111
Value added tax (“VAT”) and other tax payable	3,937,133	3,937,133
Other payables	1,059,837	938,738
Lease liabilities, current	397,960	196,108
Total current liabilities	38,459,323	18,726,228

Non-current liabilities:
Lease liabilities, non-current	48,033	—
Total non-current liabilities	48,033	—
Total liabilities	38,507,356	18,726,228

*	As of December 31, 2025 and June 30, 2026, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Revenue	5,104,599	7,323,208
Net loss	(2,021,261)	(1,429,911)

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Net cash provided by (used in) operating activities	(3,775,518)	(5,388,499)
Net cash used in investing activities	3,720,249	4,152
Net cash provided by financing activities	—	—